RELATED PARTY TRANSACTIONS AND BALANCES	6 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 26. RELATED PARTY TRANSACTIONS AND BALANCES

Sales to related party – sales to related party consisted of the following:

	For the six months ended December 31,
	2018	2019	2019
	RMB	RMB	U.S. Dollars
Urumqi Yikeli Automatic Control Equipment Co., Ltd.	¥316,983	¥—	$—
Total revenues from related party	¥316,983	¥—	$—

Prepaid expenses - related parties - prepaid expenses - related parties consisted of the following:

	June 30,	December 31,	December 31,
	2019	2019	2019
	RMB	RMB	U.S. Dollars
Founders	¥132,600	¥—	$—
Founders' family member	85,000	—	—
Total prepaid expenses - related parties	¥217,600	¥—	$—

Leases from related parties - The Company has various agreements for the lease of office space owned by the Founders and their family members. The terms of the agreement state that the Company will continue to lease the property at a monthly rent of ¥140,000 with annual rental expense at ¥1.68 million ($0.24 million). The details of leases from related parties are as below:

			Monthly Rent	Monthly Rent
Lessee	Lessor	Rent Period	RMB	USD
Nanjing Recon	One of the Founders	April 1, 2018 - March 31, 2020	¥60,000	$8,611
BHD	One of the Founders	January 1, 2019 - December 31, 2019	22,500	3,229
BHD	Founders' family member	January 1, 2019 - December 31, 2019	47,500	6,817
Recon-BJ	One of the Founders	July 1, 2019 - June 30, 2020	10,000	1,435

As of December 31, 2019, the operating lease ROU assets and corresponding operating lease liabilities of leases from related parties was  ¥178,543  ($25,623) and ¥178,543  ($25,623),  respectively.